Marketable debt securities - Unsecured bonds (Details) - MXN ($)	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Total financial liabilities	$ 1,644,023,000,000	$ 1,299,114,000,000
Marketable debt securities
Financial liabilities
Total financial liabilities	132,117,000,000	114,457,000,000
Unsecured bonds
Financial liabilities
Financial liabilities	23,161,000,000	29,385,000,000
Accrued interest	273,000,000	289,000,000
Total financial liabilities	23,434,000,000	29,674,000,000
Unsecured bonds March 30, 2026
Financial liabilities
Financial liabilities	$ 7,150,000,000	7,150,000,000
Accrued interest		8.95
Interest rate (as a percent)	8.95%
Unsecured bonds September 1, 2026
Financial liabilities
Financial liabilities	$ 3,000,000,000	3,000,000,000
Accrued interest		7.19
Interest rate (as a percent)	7.19%
Unsecured bonds April 4, 2022
Financial liabilities
Financial liabilities	$ 2,850,000,000	$ 2,850,000,000
Unsecured bonds April 4, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.10%	0.10%
Unsecured bonds May 6, 2022
Financial liabilities
Financial liabilities	$ 4,461,000,000	$ 4,461,000,000
Unsecured bonds May 6, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.15%	0.15%
Unsecured bonds June 14, 2021
Financial liabilities
Financial liabilities	$ 4,000,000,000	$ 4,000,000,000
Unsecured bonds June 14, 2021 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.38%	0.38%
Unsecured bonds March 9, 2021
Financial liabilities
Financial liabilities	$ 1,700,000,000	$ 1,700,000,000
Interest rate (as a percent)	8.91%	8.91%
Unsecured bonds February 10, 2020
Financial liabilities
Financial liabilities		$ 6,224,000,000
Unsecured bonds February 10, 2020 | Libor
Financial liabilities
Spread on rate (as a percent)		0.20%